Note 54 Remuneration For Non Executive Directors Explanatory (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	€ 1,673	[1]
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	129
Executieve Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	667	[1]
Executieve Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	167
Executieve Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	167
Executieve Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	167
Executieve Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	167
Executieve Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	431	[1]
Audit And Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	66
Audit And Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	165
Audit And Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	66
Audit And Compliance Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	66
Audit And Compliance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	66
Audit And Compliance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	642	[1]
Risk Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Risk Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Risk Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	214
Risk Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Risk Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Risk Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	278	[1]
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	107
Remuneration Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Remuneration Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Remuneration Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Appointments Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	301	[1]
Appointments Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	115
Appointments Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	46
Appointments Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	46
Appointments Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	46
Appointments Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	46
Appointments Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	171	[1]
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	43
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	130	[1],[2]
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	50	[2]
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	80	[2]
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		[2]
Directors Remuneration Expense [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	4,293	[1]
Directors Remuneration Expense [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	527
Directors Remuneration Expense [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	567
Directors Remuneration Expense [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	278
Directors Remuneration Expense [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	349
Directors Remuneration Expense [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	172
Directors Remuneration Expense [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	238
Directors Remuneration Expense [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	342
Directors Remuneration Expense [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	238
Directors Remuneration Expense [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	512
Directors Remuneration Expense [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	236
Directors Remuneration Expense [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	449
Directors Remuneration Expense [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	172
Directors Remuneration Expense [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	€ 214

[1]	(2) Includes amounts corresponding to membership on the Board and its various committees during the 2021 financial year.
[2]	(1) Amounts received during the 2021 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.